General administrative expenses and other net operating income (expenses) - Details of other operating expenses (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses [Abstract]
Net foreign exchange loss		₩ 1,295,557	₩ 1,181,663	₩ 450,698
KDIC deposit insurance premium		464,213	423,834	406,276
Contribution to miscellaneous funds		453,805	402,057	367,961
Losses on change in fair value of derivatives		35,583	250,268	93,084
Losses on fair value hedged items		72,601	0	1,947
Others	[1]	1,040,424	736,112	469,938
Total		3,362,183	2,993,934	1,789,904
Amortization of other intangible assets included in other operating expenses		22,349	14,664	13,963
Lease depreciation cost		₩ 462,394	₩ 388,895	₩ 250,971

[1]	Other expense includes 13,963 million Won, 14,664 million Won and 22,349 million Won for intangible asset amortization cost for the years ended December 31, 2021, 2022 and 2023 respectively. In addition, it includes 250,971 million Won, 388,895 million Won and 462,394 million Won for lease depreciation cost for the years ended December 31, 2021, 2022 and 2023, respectively.